CAPITAL AND RESERVES (Details Narrative) - USD ($) $ in Thousands, shares in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of shares issued	1.2
Capital reserve	$ 2,500
Treasury shares	257	$ 14,962
Capital reserve [member]
IfrsStatementLineItems [Line Items]
Treasury shares	$ 175	$ 5,900